SUPPLEMENT DATED APRIL 10, 2014
to

PROSPECTUS DATED APRIL 29, 2011
FOR SUN LIFE FINANCIAL MASTERS ACCESS

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information regarding changes to investment options that are available under your Contract.

Effective after the close of business on April 30, 2014, the names of the following investment options will change:

Old Name	New Name

Franklin Templeton VIP Founding Funds Allocation Fund	Franklin Founding Funds Allocation VIP Fund

Franklin Income Securities Fund	Franklin Income VIP Fund

Mutual Shares Securities Fund	Franklin Mutual Shares VIP Fund

Franklin Small Cap Value Securities Fund	Franklin Small Cap Value VIP Fund

Franklin Strategic Income Securities Fund	Franklin Strategic Income VIP Fund

Templeton Developing Markets Securities Fund	Templeton Developing Markets VIP Fund

Templeton Foreign Securities Fund	Templeton Foreign VIP Fund

Templeton Global Bond Securities Fund	Templeton Global Bond VIP Fund

Templeton Growth Securities Fund	Templeton Growth VIP Fund

PIMCO Global Multi-Asset Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Masters Access (US)                                                                                                                                          4/2014